Shareholders’ Equity (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	$ 2,464	$ 1,162	$ 1,638
Less: Share-based compensation expense attributable to non-controlling interests	154	74
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	2,310	1,088	1,638
Cost of revenues [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	5
Research and development [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	1,161	469	568
Marketing and sales [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	169	62	214
General and administrative [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	$ 1,129	$ 631	$ 856